Investments - Other Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summarized financial information of unconsolidated entities
Total assets	$ 259,770.1	$ 241,602.9
Total liabilities	251,646.5	233,932.5
Total stockholders' equity	8,123.6	7,670.4	$ 9,081.9	$ 13,148.5
Total revenues	10,567.3	14,770.3	11,168.0
Net income	236.6	4,679.5	1,316.1
Other Types of Investments
Cash surrender value of company owned life insurance	1,186.3	1,115.6
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Summarized financial information of unconsolidated entities
Total assets	119,329.9	128,765.7
Total liabilities	16,131.8	12,335.4
Total stockholders' equity	103,198.1	116,430.3
Total revenues	2,555.9	36,915.1	17,674.2
Net income	(3,110.6)	33,194.6	14,083.1
Our share of net income of unconsolidated entities	151.0	119.5	$ 229.6
Net Investment in unconsolidated entities
Summarized financial information of unconsolidated entities
Net investment in unconsolidated entities	$ 1,869.9	$ 1,275.5